Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
14.  Related Party Transactions

At December 31, 2012, the Company had notes receivable in the aggregate amount of $165,716 due from current and former employees (see Note 7).

During the fourth quarter of 2011, an aggregate of 5,150,000 shares of restricted stock, having a fair value of $2,762,500, were granted to the Company’s chief executive officer and Darrell Lerner that vest upon the earlier of the tenth anniversary of the date of grant or a change in control.  These shares have voting rights, but are not transferable and are not considered outstanding as of December 31, 2012 as they had not vested.  On December 28, 2012, the 300,000 shares of restricted stock previously granted to Darrell Lerner were cancelled in exchange for a new award of 325,000 restricted shares, having a fair value of $364,000, which will vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; or (iii) on his termination of service without “cause”.  Accordingly, 5,175,000 shares were recorded as issued on the Company’s Consolidated Balance Sheet at December 31, 2012.

On June 1, 2012, the Company entered into a two-year consulting agreement with Byron Lerner.  Pursuant to the consulting agreement, Mr. Byron Lerner has agreed to provide consulting services related to (i) monitoring revenue and various traffic and engagement statistics for the purpose of proactively uncovering inconsistencies or bugs, as well as (ii) providing strategic advice along with business and financial introductions as requested.  During the consulting period, the Company will pay Mr. Byron Lerner a monthly consulting fee of $8,000 as well as reimbursement for certain expenses incurred during the performance of the consulting services.

On January 31, 2013, the Company entered into a severance and general release agreement with Darrell Lerner pursuant to which his employment with the Company was terminated.  Pursuant to this agreement, the Company granted 150,000 restricted shares of common stock to Mr. Darrell Lerner that will vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner’s termination of service without “cause”; or (iv) the date of Mr. Darrell Lerner’s termination of service due to the Company’s nonrenewal of the consulting agreement without “cause” (See Note 15).

On January 31, 2013, the Company entered into a three-year consulting agreement with Darrell Lerner (See Note 15).

On January 31, 2013, the Company entered into a subscription agreement with DCL Ventures, Inc. and Darrell Lerner (See Note 15).